TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 31.16%	Shares	Value

Aerospace & Defense - 0.52%
General Electric Co.	100	$28,377
Lockheed Martin Corp.	40	24,176
Moog, Inc. - Class A	100	29,264
Northrop Grumman Corp.	40	27,290
RTX Corp.	250	48,225
StandardAero, Inc. (a)	1,200	30,996
		188,328
Airlines - 0.28%
Delta Air Lines, Inc.	580	38,558
Southwest Airlines Co.	810	30,432
United Airlines Holdings, Inc. (a)	370	34,066
		103,056
Apparel - 0.09%
Tapestry, Inc.	230	32,455

Auto Manufacturers - 0.17%
Cummins, Inc.	60	32,281
General Motors Co.	410	30,545
		62,826
Banks - 0.28%
BOK Financial Corp.	270	34,576
Citizens Financial Group, Inc.	530	31,784
First Horizon Corp.	1,510	34,368
		100,728
Beverages - 0.08%
Coca-Cola Co.	390	29,659

Biotechnology - 3.60%
Amgen, Inc.	80	28,148
AnaptysBio, Inc. (a)	8,810	488,603
Gilead Sciences, Inc.	200	27,874
Incyte Corp. (a)	330	31,060
Moderna, Inc. (a)	600	30,480
Oruka Therapeutics, Inc. (a)	14,365	704,603
		1,310,768
Computers - 2.45%
Apple, Inc.	3,255	826,086
Lumentum Holdings, Inc. (a)	50	35,138
Western Digital Corp.	120	32,459
		893,683
Diversified Financial Services - 1.26%
CME Group, Inc.	100	29,535
Visa, Inc. - Class A	1,418	428,576
		458,111
Electric - 0.58%
American Electric Power Co., Inc.	230	30,148
CMS Energy Corp.	400	31,032
Consolidated Edison, Inc.	270	30,559
Edison International	470	34,395
Entergy Corp.	490	55,056
FirstEnergy Corp.	620	31,409
		212,599
Electronics - 1.73%
Amphenol Corp. - Class A	4,224	533,702
Arrow Electronics, Inc. (a)	240	34,418
TTM Technologies, Inc. (a)	350	34,097
Woodward, Inc.	80	28,634
		630,851

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 31.16% (continued)	Shares	Value

Engineering & Construction - 0.26%
Comfort Systems USA, Inc.	20	$27,580
Construction Partners, Inc. - Class A (a)	280	31,114
MasTec, Inc. (a)	110	35,391
		94,085
Environmental Control - 0.08%
Waste Management, Inc.	130	29,873

Gas - 0.23%
National Fuel Gas Co.	340	31,946
NiSource, Inc.	1,120	52,259
		84,205

Healthcare - Products - 0.09%
Globus Medical, Inc. (a)	380	32,741

Home Furnishings - 1.43%
Dolby Laboratories, Inc. - Class A	8,647	519,339

Insurance - 0.22%
Hartford Insurance Group, Inc.	350	47,330
Reinsurance Group of America, Inc.	160	32,666
		79,996
Internet - 4.54%
Alphabet, Inc. - Class A	1,873	538,600
Alphabet, Inc. - Class C	110	31,555
Amazon.com, Inc. (a)	2,821	587,530
Meta Platforms, Inc. - Class A	867	496,037
		1,653,722
Machinery - Construction & Mining - 0.08%
Vertiv Holdings Co. - Class A	120	30,070

Metal Fabricate & Hardware - 1.18%
Mueller Industries, Inc.	3,883	430,236

Mining - 1.33%
Coeur Mining, Inc. (a)	1,560	29,281
McEwen, Inc. - Canada (a)	18,752	382,916
Newmont Corp.	410	44,383
Southern Copper Corp.	170	29,250
		485,830
Pharmaceuticals - 1.67%
AbbVie, Inc.	130	28,274
Ascendis Pharma A/S - Denmark - ADR (a)	2,077	475,072
Cardinal Health, Inc.	230	48,601
Eli Lilly & Co.	60	55,186
		607,133
Pipelines - 0.09%
Enterprise Products Partners LP	840	31,786

REITS - 0.33%
AGNC Investment Corp.	3,000	30,090
Annaly Capital Management, Inc.	1,520	32,148
CareTrust REIT, Inc.	850	31,152
Omega Healthcare Investors, Inc.	650	28,483
		121,873
Retail - 1.24%
Costco Wholesale Corp.	366	364,693
Five Below, Inc. (a)	150	34,272
Home Depot, Inc.	80	26,311
McDonald’s Corp.	90	27,971
		453,247

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 31.16% (continued)	Shares	Value

Semiconductors - 4.06%
Analog Devices, Inc.	100	$31,814
Broadcom, Inc.	1,700	526,167
Micron Technology, Inc.	120	40,541
NVIDIA Corp.	4,869	849,154
Teradyne, Inc.	100	29,646
		1,477,322
Shipbuilding - 0.13%
Huntington Ingalls Industries, Inc.	120	45,588

Software - 1.72%
Microsoft Corp.	1,696	627,808

Telecommunications - 1.13%
AT&T, Inc.	1,070	31,019
InterDigital, Inc.	1,262	381,124
		412,143
Toys, Games & Hobbies - 0.13%
Hasbro, Inc.	520	48,672

Transportation - 0.09%
CH Robinson Worldwide, Inc.	190	31,553

Water - 0.09%
American Water Works Co., Inc.	230	31,301

TOTAL COMMON STOCK (Cost $11,286,298)		11,351,587

EXCHANGE-TRADED FUNDS - 65.20%

Alternative Funds - 1.71%
First Trust Long/Short Equity ETF (b)	5,600	394,016
First Trust Multi-Strategy Alternative ETF	9,500	230,896
		624,912
Asset Allocation Funds - 20.48%
Alpha Architect High Inflation And Deflation ETF	2,261	54,275
Direxion HCM Tactical Enhanced U.S. ETF	64,469	2,268,664
HCM Defender 100 Index ETF	35,826	2,501,730
HCM Defender 500 Index ETF	46,260	2,634,905
		7,459,574
Commodity Funds - 0.73%
Harbor Commodity All Weather Strategy ETF	1,817	56,345
Invesco DB Commodity Index Tracking Fund	7,300	211,335
		267,680
Debt Funds - 12.89%
First Trust Emerging Markets Local Currency Bond ETF	6,800	195,411
First Trust Enhanced Short Maturity ETF	5,663	338,534
First Trust Securitized Plus ETF	9,400	200,502
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	5,700	206,454
Invesco Variable Rate Investment Grade ETF	11,097	277,813
iShares 0-5 Year TIPS Bond ETF	2,695	278,744
iShares 20+ Year Treasury Bond ETF	9,110	789,746
iShares J.P. Morgan USD Emerging Markets Bond ETF	890	83,598
JPMorgan Core Plus Bond ETF	4,300	202,444
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	18,835	1,726,039
State Street SPDR Bloomberg Short Term High Yield Bond ETF	8,000	199,840
VanEck High Yield Muni ETF	3,900	195,546
		4,694,671
Equity Funds - 29.39%
First Trust Morningstar Dividend Leaders Index Fund	2,151	109,271
FT Vest Laddered Buffer ETF (a)(b)	11,800	398,486
FT Vest U.S. Equity Buffer ETF - August (a)	9,940	514,723
Global X Nasdaq 100 Covered Call ETF	3,247	55,686

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.20% (continued)	Shares	Value

Equity Funds - 29.39% (Continued)
Global X SuperDividend ETF	2,203	$55,648
Global X U.S. Infrastructure Development ETF	1,000	50,810
Goldman Sachs ActiveBeta International Equity ETF	2,900	125,077
Innovator Growth 100 Power Buffer ETF - April (a)(b)	4,200	229,404
Innovator Growth 100 Power Buffer ETF - January (a)(b)	4,000	213,480
Innovator Growth 100 Power Buffer ETF - July (a)(b)	3,000	214,244
Innovator Growth-100 Power Buffer ETF - October (a)(b)	3,700	208,551
Innovator Growth-100 Power Buffer ETF - November (a)	1,510	42,070
Innovator Laddered Allocation Buffer ETF (a)	12,800	459,648
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a)(b)	2,800	109,602
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a)(b)	3,560	111,357
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a)(b)	2,980	113,291
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a)(b)	3,360	110,501
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	2,020	79,959
Invesco Exchange-Traded Fund Trust Invesco Dorsey Wright Utilities Momentum ETF	1,201	56,461
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Pure Value ETF	500	53,695
Invesco QQQ Trust Series 1	4,603	2,656,760
Invesco S&P 500 Equal Weight Energy ETF	513	56,158
Invesco S&P 500 Pure Growth ETF	1,192	55,714
Invesco S&P MidCap Momentum ETF	386	55,978
Invesco Semiconductors ETF	420	39,640
iShares Expanded Tech Sector ETF	1,050	124,436
iShares Morningstar Growth ETF	1,290	123,169
iShares Mortgage Real Estate ETF	3,000	64,410
iShares MSCI EAFE ETF	1,760	170,949
iShares MSCI EAFE Value ETF	730	54,275
iShares MSCI Emerging Markets ETF	1,460	82,913
iShares MSCI International Value Factor ETF	1,330	52,774
iShares MSCI Taiwan ETF	1,200	85,104
iShares MSCI USA Quality Factor ETF	920	176,465
iShares S&P 500 Growth ETF	1,080	122,159
iShares S&P Mid-Cap 400 Growth ETF	840	84,521
iShares U.S. Broker-Dealers & Securities Exchanges ETF	390	64,030
iShares U.S. Financial Services ETF	820	67,929
iShares U.S. Oil Equipment & Services ETF	1,480	42,846
iShares U.S. Technology ETF	670	121,551
iShares U.S. Telecommunications ETF	1,030	40,500
ProShares Ultra QQQ	9,600	585,600
ProShares Ultra S&P500	4,100	212,708
Schwab U.S. Dividend Equity ETF	3,505	107,533
State Street Energy Select Sector SPDR ETF	4,500	275,670
State Street Financial Select Sector SPDR ETF (b)	1,460	72,080
State Street Income Allocation ETF	5,900	197,694
State Street Multi-Asset Real Return ETF	2,400	86,760
State Street SPDR S&P Aerospace & Defense ETF	240	60,955
State Street SPDR S&P Homebuilders ETF	340	33,565
State Street Technology Select Sector SPDR ETF (b)	1,660	220,614
Swan Hedged Equity U.S. Large Cap ETF	7,700	190,190
Vanguard Communication Services ETF	220	39,565
Vanguard FTSE Pacific ETF	400	39,092
Vanguard Growth ETF	190	82,990
Vanguard High Dividend Yield ETF	570	84,417
Vanguard Russell 1000 Growth ETF	1,120	122,853
Vanguard Total Stock Market ETF (b)	1,600	513,296
Vanguard Value ETF	650	127,530
		10,707,357

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,536,484)		23,754,194

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 3.60%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Class, 3.52% (c)	235,877	$235,877
Federated Hermes Treasury Obligations Fund - Institutional Class, 3.52% (c)	262,512	262,512
Fidelity Government Portfolio - Institutional Class, 3.53% (c)	811,445	811,445

TOTAL SHORT-TERM INVESTMENTS (Cost $1,309,834)		1,309,834

INVESTMENTS AT VALUE (Cost $33,132,616) - 99.96%		$36,415,615

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.04%		14,411

NET ASSETS - 100.00%		$36,430,026

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

DB - Deutsche Bank

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

FT - First Trust

FTSE - Financial Times Stock Exchange

HCM - Howard Capital Management

KBW - Keefe, Bruyette and Woods

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company LLC

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 26.95%	Shares	Value

Aerospace & Defense - 2.08%
General Electric Co.	420	$119,183
Kratos Defense & Security Solutions, Inc. (a)	1,920	135,379
Lockheed Martin Corp.	730	441,205
Moog, Inc. - Class A	409	119,690
Rocket Lab Corp. (a)	5	321
StandardAero, Inc. (a)	5,070	130,958
		946,736
Apparel - 0.28%
Tapestry, Inc.	900	126,999

Auto Manufacturers - 0.55%
PACCAR, Inc.	2,122	245,091
Tesla, Inc. (a)	10	3,718
		248,809
Banks - 0.99%
BOK Financial Corp.	1,000	128,060
First Horizon Corp.	6,270	142,705
Goldman Sachs Group, Inc.	190	160,738
NU Holdings Ltd. - Brazil - Class A (a)	1,404	20,175
		451,678
Biotechnology - 0.90%
Incyte Corp. (a)	1,400	131,768
Regeneron Pharmaceuticals, Inc.	360	278,150
		409,918
Computers - 2.98%
Apple, Inc.	1,080	274,093
Lumentum Holdings, Inc. (a)	580	407,601
Seagate Technology Holdings PLC.	900	352,584
Western Digital Corp.	1,210	327,293
		1,361,571
Distribution & Wholesale - 0.58%
Fastenal Co.	5,705	264,712

Diversified Financial Services - 0.14%
Ally Financial, Inc.	400	15,692
Capital One Financial Corp.	86	15,689
Evercore, Inc.	60	17,911
TPG, Inc.	400	16,204
		65,496
Electric - 1.10%
American Electric Power Co., Inc.	2,600	340,808
Edison International	2,120	155,142
Oklo, Inc. (a)	10	496
Talen Energy Corp. (a)	20	6,385
		502,831

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 26.95% (continued)	Shares	Value

Electronics - 1.69%
Advanced Energy Industries, Inc.	580	$187,172
Arrow Electronics, Inc. (a)	1,000	143,410
Celestica, Inc. - Canada (a)	54	15,211
Coherent Corp. (a)	650	154,837
TTM Technologies, Inc. (a)	1,600	155,872
Woodward, Inc.	320	114,534
		771,036
Engineering & Construction - 1.34%
Comfort Systems USA, Inc.	100	137,899
Construction Partners, Inc. - Class A (a)	1,109	123,232
MasTec, Inc. (a)	1,050	337,827
Primoris Services Corp.	100	14,304
		613,262
Gas - 0.32%
National Fuel Gas Co.	1,570	147,517

Healthcare - Products - 0.38%
Globus Medical, Inc. (a)	1,740	149,918
Guardant Health, Inc. (a)	260	24,016
Tempus AI, Inc. - Class A (a)	10	452
		174,386
Healthcare - Services - 0.34%
Tenet Healthcare Corp. (a)	820	154,742

Insurance - 0.27%
Reinsurance Group of America, Inc.	600	122,496

Internet - 1.80%
Alibaba Group Holding Ltd. - Hong Kong - ADR	350	43,911
Alphabet, Inc. - Class A	940	270,306
Alphabet, Inc. - Class C	1,600	458,976
Baidu, Inc. - China - ADR (a)	450	50,139
		823,332
Machinery - Construction & Mining - 0.49%
Vertiv Holdings Co. - Class A	900	225,522

Machinery - Diversified - 0.38%
Cognex Corp.	3,510	171,955

Media - 0.39%
Warner Bros Discovery, Inc. (a)	6,400	175,744

Mining - 0.54%
Coeur Mining, Inc. (a)	6,800	127,636
Southern Copper Corp.	700	120,442
		248,078
Miscellaneous Manufacturing - 0.50%
Fabrinet - Thailand (a)	440	229,469

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 26.95% (continued)	Shares	Value

Pharmaceuticals - 0.30%
Eli Lilly & Co.	150	$137,965

REITS - 0.85%
AGNC Investment Corp.	12,500	125,375
Annaly Capital Management, Inc.	6,170	130,496
CareTrust REIT, Inc.	3,570	130,841
		386,712
Retail - 0.87%
Five Below, Inc. (a)	600	137,088
Ross Stores, Inc.	1,200	259,956
		397,044
Semiconductors - 5.58%
Analog Devices, Inc.	1,200	381,768
Applied Materials, Inc.	520	177,731
ASML Holding NV - Netherlands - ADR	120	158,500
IPG Photonics Corp. (a)	2,100	240,639
KLA Corp.	120	176,689
Lam Research Corp.	1,600	341,856
Microchip Technology, Inc.	2,400	155,064
Micron Technology, Inc.	830	280,407
Monolithic Power Systems, Inc.	150	164,003
NVIDIA Corp.	1,000	174,400
Taiwan Semiconductor Manufacturing Co. Ltd. - Taiwan - ADR	480	162,216
Teradyne, Inc.	440	130,442
		2,543,715
Software - 0.37%
Cloudflare, Inc. - Class A (a)	10	2,063
MongoDB, Inc. (a)	680	166,444
Nebius Group NV - Netherlands (a)	20	2,075
		170,582
Telecommunications - 0.94%
Arista Networks, Inc. (a)	1,200	147,336
Cisco Systems, Inc.	3,600	279,324
		426,660

TOTAL COMMON STOCK (Cost $12,766,832)		12,298,967

EXCHANGE-TRADED FUNDS - 67.52%

Commodity Fund - 0.15%
SPDR Gold Shares (a)	153	65,834

Debt Fund - 1.01%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,900	460,257

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 67.52% (continued)	Shares	Value

Equity Funds - 66.36%
Goldman Sachs ActiveBeta International Equity ETF	18,601	$802,261
Innovator Growth-100 Power Buffer ETF - November (a)	16,800	468,058
Innovator Laddered Allocation Buffer ETF (a)	98,400	3,533,544
iShares Expanded Tech Sector ETF	8,300	983,633
iShares Morningstar Growth ETF	7,974	761,358
iShares MSCI EAFE ETF	9,700	942,161
iShares MSCI Emerging Markets ETF	7,700	437,283
iShares MSCI Taiwan ETF	6,400	453,888
iShares MSCI USA Min Vol Factor ETF	1,239	114,905
iShares S&P 500 Growth ETF	6,840	773,672
iShares S&P Mid-Cap 400 Growth ETF	3,982	400,669
iShares U.S. Aerospace & Defense ETF	300	65,625
iShares U.S. Broker-Dealers & Securities Exchanges ETF	2,600	426,868
iShares U.S. Financials ETF	700	82,362
iShares U.S. Financial Services ETF	6,000	497,040
iShares U.S. Technology ETF	4,280	776,478
ProShares Ultra QQQ	79,000	4,819,000
ProShares Ultra S&P500	30,500	1,582,340
Schwab U.S. Large-Cap Growth ETF	3,446	100,382
State Street Consumer Staples Select Sector SPDR ETF	4,800	393,504
State Street Communication Services Select Sector SPDR ETF	679	75,274
State Street Energy Select Sector SPDR ETF	44,300	2,713,818
State Street Financial Select Sector SPDR ETF	8,200	404,834
State Street Industrial Select Sector SPDR ETF	4,900	792,477
State Street Multi-Asset Real Return ETF	11,800	426,570
State Street SPDR NYSE Technology ETF	2,800	714,784
State Street SPDR S&P Aerospace & Defense ETF	1,699	431,512
State Street SPDR S&P Homebuilders ETF	3,000	296,160
State Street Technology Select Sector SPDR ETF (b)	8,600	1,142,940
State Street Utilities Select Sector SPDR ETF	7,300	334,997
Vanguard Communication Services ETF	1,500	269,760
Vanguard Growth ETF	1,480	646,449
Vanguard High Dividend Yield ETF	2,700	399,870
Vanguard Russell 1000 Growth ETF	6,980	765,636
Vanguard Total Stock Market ETF (b)	7,540	2,418,907
Vanguard Value ETF	150	29,430
		30,278,449

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,588,592)		30,804,540

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

SHORT-TERM INVESTMENT - 5.55%	Shares	Value

Fidelity Government Portfolio - Institutional Class, 3.53% (c)	2,531,973	$2,531,973

SHORT-TERM INVESTMENT (Cost $2,531,973)		2,531,973

INVESTMENTS AT VALUE (Cost $46,887,397) - 100.02%		$45,635,480

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02%)		(9,752)

NET ASSETS - 100.00%		$45,625,728

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day yield at March 31, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

AI – Artificial Intelligence

EAFE - Europe, Australasia, and Far East

ETF - Exchange-Traded Fund

ETN - Exchange-Trades Notes

FT - First Trust

FTSE - Financial Times Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

NYSE - New York Stock Exchange

PLC - Public Limited Company

REIT - Real Estate Invetsment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 19.02%	Shares	Value

Aerospace & Defense - 0.90%
General Electric Co.	310	$87,969
Moog Inc. - Class A	330	96,571
Rocket Lab Corp. (a)	9	578
RTX Corp.	1,340	258,486
StandardAero, Inc. (a)	3,600	92,988
		536,592
Airlines - 0.91%
Delta Air Lines, Inc.	3,090	205,423
Southwest Airlines Co.	4,180	157,043
United Airlines Holdings, Inc. (a)	1,980	182,299
		544,765
Apparel - 0.17%
Tapestry, Inc.	700	98,777

Auto Manufacturers - 1.02%
Cummins, Inc.	310	166,786
General Motors Co.	2,310	172,095
PACCAR, Inc.	2,330	269,115
		607,996
Banks - 0.65%
BOK Financial Corp.	830	106,290
Citizens Financial Group, Inc.	2,980	178,711
First Horizon Corp.	4,500	102,420
		387,421
Biotechnology - 0.97%
Incyte Corp. (a)	1,000	94,120
Moderna, Inc. (a)	3,310	168,148
Regeneron Pharmaceuticals, Inc.	410	316,782
		579,050
Computers - 1.49%
Apple, Inc.	1,070	271,555
Lumentum Holdings, Inc. (a)	160	112,442
Seagate Technology Holdings PLC	450	176,292
Western Digital Corp.	1,220	329,998
		890,287
Distribution & Wholesale - 0.46%
Fastenal Co.	5,970	277,008

Electric - 1.24%
American Electric Power Co., Inc.	2,550	334,254
Edison International	1,430	104,647
Entergy Corp.	2,660	298,878
		737,779
Electronics - 0.51%
Arrow Electronics, Inc. (a)	730	104,689
TTM Technologies, Inc. (a)	1,100	107,162
Woodward, Inc.	260	93,059
		304,910

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 19.02% (Continued)	Shares	Value

Engineering & Construction - 0.52%
Comfort Systems USA, Inc.	70	$96,529
Construction Partners Inc. - Class A (a)	850	94,452
MasTec, Inc. (a)	380	122,261
		313,242
Gas - 0.63%
National Fuel Gas Co.	1,050	98,658
NiSource, Inc.	5,950	277,627
		376,285
Healthcare - Products - 0.16%
Globus Medical, Inc. (a)	1,100	94,776

Insurance - 0.62%
Hartford Insurance Group, Inc.	1,970	266,403
Reinsurance Group of America, Inc.	500	102,080
		368,483
Internet - 1.18%
Alphabet, Inc. - Class A	940	270,306
Alphabet, Inc. - Class C	1,520	436,027
		706,333
Machinery - Construction & Mining - 0.18%
Vertiv Holdings Co. - Class A	430	107,749

Media - 0.30%
Warner Bros Discovery, Inc. (a)	6,521	179,067

Mining - 0.72%
Coeur Mining, Inc. (a)	4,900	91,973
Newmont Corp.	2,280	246,810
Southern Copper Corp.	540	92,912
		431,695
Pharmaceuticals - 0.58%
Cardinal Health, Inc.	1,260	266,251
Eli Lilly & Co.	90	82,779
		349,030
REITS - 0.47%
AGNC Investment Corp.	8,897	89,237
Annaly Capital Management, Inc.	4,600	97,290
CareTrust REIT, Inc.	2,500	91,625
		278,152
Retail - 0.66%
Five Below, Inc. (a)	470	107,386
Ross Stores, Inc.	1,310	283,785
		391,171

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCK - 19.02% (Continued)	Shares	Value

Semiconductors - 3.07%
Analog Devices, Inc.	1,340	$426,308
Applied Materials, Inc.	500	170,895
ASML Holding NV - Netherlands - ADR	120	158,500
KLA Corp.	120	176,689
Lam Research Corp.	780	166,655
Microchip Technology, Inc.	4,160	268,778
Micron Technology, Inc.	600	202,704
Monolithic Power Systems, Inc.	150	164,003
Teradyne, Inc.	330	97,832
		1,832,364
Shipbuilding - 0.41%
Huntington Ingalls Industries, Inc.	650	246,935

Telecommunications - 0.47%
Cisco Systems, Inc.	3,630	281,652

Toys, Games & Hobbies - 0.45%
Hasbro, Inc.	2,880	269,568

Transportation - 0.28%
CH Robinson Worldwide, Inc.	1,020	169,391

TOTAL COMMON STOCK (Cost $11,892,825)		11,360,478

EXCHANGE-TRADED FUNDS - 69.95%

Alternative Funds - 3.38%
First Trust Long/Short Equity ETF (b)	21,200	1,491,632
First Trust Multi-Strategy Alternative ETF	21,700	527,414
	—	2,019,046
Asset Allocation Funds - 10.67%
Direxion HCM Tactical Enhanced U.S. ETF	57,266	2,015,191
HCM Defender 100 Index ETF	30,641	2,139,661
HCM Defender 500 Index ETF	38,909	2,216,202
		6,371,054
Equity Funds - 55.90%
FT Vest Laddered Buffer ETF (a) (b)	44,500	1,502,765
Innovator Growth 100 Power Buffer ETF - April (a) (b)	9,500	518,890
Innovator Growth 100 Power Buffer ETF - January (a) (b)	8,900	474,993
Innovator Growth 100 Power Buffer ETF - July (a) (b)	6,700	478,478
Innovator Growth-100 Power Buffer ETF - October (a) (b)	8,100	456,557
Innovator Laddered Allocation Buffer ETF (a)	158,794	5,702,293
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	6,200	242,691
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	8,000	250,240
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	6,100	231,904
Innovator U.S. Equity Accelerated 9 Buffer ETF-October (a) (b)	7,600	249,943
Invesco QQQ Trust Series 1	3,744	2,160,962
iShares Expanded Tech Sector ETF	11,400	1,351,014

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 69.95% (Continued)	Shares	Value

Equity Funds - 55.90% (Continued)
iShares U.S. Aerospace & Defense ETF	200	$43,750
iShares U.S. Broker-Dealers & Securities Exchanges ETF	4,220	692,840
iShares U.S. Financial Services ETF	8,800	728,992
iShares U.S. Financials ETF	456	53,653
iShares U.S. Technology ETF	17,510	3,176,664
ProShares Ultra QQQ	64,600	3,940,600
ProShares Ultra S&P500	116,400	6,038,832
Schwab U.S. Large-Cap Growth ETF	2,000	58,260
State Street SPDR NYSE Technology ETF	4,030	1,028,778
State Street SPDR S&P Aerospace & Defense ETF	2,680	680,666
State Street SPDR S&P Homebuilders ETF	3,840	379,085
Swan Hedged Equity U.S. Large Cap ETF	17,000	419,900
Vanguard Communication Services ETF	2,490	447,802
Vanguard Total Stock Market ETF (b)	6,500	2,085,265
		33,395,817

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,797,660)		41,785,917

SHORT-TERM INVESTMENTS - 11.00%

Federated Hermes Treasury Obligations Fund - Institutional Class, 3.52% (c)	147,140	147,140
Fidelity Government Portfolio - Institutional Class, 3.53% (c)	6,423,650	6,423,650

TOTAL SHORT-TERM INVESTMENTS (Cost $6,570,790)		6,570,790

INVESTMENTS AT VALUE (Cost $58,261,275) - 99.97%		$59,717,185

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.03%		19,586

NET ASSETS - 100.00%		$59,736,771

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

NV - Naamloze Vennootschap (Dutch Public Company)

NYSE - New York Stock Exchange

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.49%	Shares	Value

Asset Allocation Fund - 7.31%
State Street SPDR Bloomberg Convertible Securities ETF	17,900	$1,638,208

Commodity Funds - 1.90%
Invesco DB Commodity Index Tracking Fund	8,200	237,390
SPDR Gold Shares (a)	440	189,328
		426,718
Debt Funds - 73.20%
Invesco Variable Rate Investment Grade ETF	29,109	728,744
iShares 0-5 Year TIPS Bond ETF	7,072	731,457
iShares 7-10 Year Treasury Bond ETF (b)	2,090	199,470
iShares 20+ Year Treasury Bond ETF	35,666	3,091,885
iShares Core U.S. Aggregate Bond ETF (b)	20,000	1,985,400
iShares iBoxx USD High Yield Corporate Bond ETF (b)	49,300	3,922,308
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,000	939,300
Rareview Dynamic Fixed Income ETF	27,100	624,733
Return Stacked Bonds & Managed Futures ETF	18,000	339,300
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	7,984	731,654
State Street SPDR Bloomberg High Yield Bond ETF (b)	32,600	3,120,472
		16,414,723
Equity Funds - 16.08%
Direxion NASDAQ-100 Equal Weighted Index ETF	3,200	315,296
Innovator Laddered Allocation Buffer ETF (a)	13,200	474,012
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a)	30,000	938,400
Invesco S&P 500 Equal Weight ETF	1,690	324,345
iShares MSCI USA Min Vol Factor ETF	3,400	315,316
ProShares Ultra QQQ	3,600	219,600
ProShares Ultra S&P 500	2,600	134,888
Vanguard Total Stock Market ETF (b)	2,300	737,863
Vanguard Value ETF	740	145,188
		3,604,908

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,125,639)		22,084,557

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 101.61%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Class, 3.52% (c)	17,105	$17,105
Fidelity Government Portfolio - Institutional Class, 3.53% (c)	344,244	344,244

TOTAL SHORT-TERM INVESTMENTS (Cost $361,349)		361,349

INVESTMENTS AT VALUE (Cost $22,486,987) - 100.10%		$22,445,906

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.10%)		(22,935)

NET ASSETS - 100.00%		$22,422,971

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2026 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2026 (Unaudited) (continued)

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/“ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2026 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of March 31, 2026, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$22,084,557	$—	$—	$22,084,557
Short-Term Investments	361,349	—	—	361,349
Total Assets	$22,445,906	$—	$—	$22,445,906

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$11,351,587	$—	$—	$11,351,587
Exchange-Traded Funds (2)	23,754,194	—	—	23,754,194
Short-Term Investments	1,309,834	—	—	1,309,834
Total Assets	$36,415,615	$—	$—	$36,415,615

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$11,360,478	$—	$—	$11,360,478
Exchange-Traded Funds (2)	41,785,917	—	—	41,785,917
Short-Term Investments	6,570,790	—	—	6,570,790
Total Assets	$59,717,185	$—	$—	$59,717,185

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$12,298,967	$—	$—	$12,298,967
Exchange-Traded Funds (2)	30,804,540	—	—	30,804,540
Short-Term Investments	2,531,973	—	—	2,531,973
Total Assets	$45,635,480	$—	$—	$45,635,480

(1)       As of and for the three months ended March 31, 2026, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2026 (Unaudited) (continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the Funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the Funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios is likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Funds invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on March 31, 2026 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation/(Depreciation)
Income Fund	$22,516,470	$225,203	$(295,767)	$(70,564)
Growth Fund	33,420,520	4,139,075	(1,143,980)	2,995,095
Quantitative Fund	58,422,162	3,832,215	(2,537,192)	1,295,023
AlphaGen Fund	47,094,826	1,047,424	(2,506,770)	(1,459,346)